SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF DEFERRED SHARE AWARDS

The following table summarizes the movement in deferred share awards during the year end December 31, 2025:

	Awards	Weighted Average Fair Value
Awarded and unvested as of January 1, 2025	-	-
Granted	111,000	5.19
Vested	-	-
Forfeited / cancelled	-	-
Awarded and unvested as of December 31, 2025	111,000	5.19